Stock-Based Compensation - Options Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of Shares
Expired (in shares)	(108,024)
Weighted-Average Exercise Price
Expired (in usd per share)	$ 8.60
Service-based vesting stock options
Number of Shares
Outstanding (in shares)	11,585,025
Granted (in shares)	43,755	0	23,704,178
Exercised (in shares)	(1,909,903)
Forfeited/canceled (in shares)	(3,242,350)
Outstanding (in shares)	6,368,503	11,585,025
Exercisable (in shares)	4,661,547
Vested and expected to vest (in shares)	6,350,686
Vested and exercisable (in shares)	4,661,547
Weighted-Average Exercise Price
Outstanding (in usd per share)	$ 7.15
Granted (in usd per share)	6.06
Exercised (in usd per share)	2.50
Forfeited/canceled (in usd per share)	10.99
Outstanding (in usd per share)	6.54	$ 7.15
Exercisable (in usd per share)	7.74
Vested and expected to vest (in usd per share)	6.54
Vested and exercisable (in usd per share)	$ 7.74
Weighted Average Remaining Contractual Life
Outstanding	5 years 10 months 24 days	6 years 4 months 24 days
Exercisable	5 years 6 months
Vested and expected to vest	5 years 10 months 24 days
Vested and exercisable	5 years 6 months
Aggregate Intrinsic Value
Outstanding	$ 0	$ 49,000
Exercisable	0
Vested and expected to vest	0
Vested and exercisable	$ 0
Service, performance and market-based vesting stock options
Number of Shares
Outstanding (in shares)	7,652,585
Granted (in shares)	0
Exercised (in shares)	0
Forfeited/canceled (in shares)	(2,478,572)
Outstanding (in shares)	5,174,013	7,652,585
Exercisable (in shares)	0
Vested and expected to vest (in shares)	0
Vested and exercisable (in shares)	0
Weighted-Average Exercise Price
Outstanding (in usd per share)	$ 2.54
Granted (in usd per share)	0
Exercised (in usd per share)	0
Forfeited/canceled (in usd per share)	2.54
Outstanding (in usd per share)	2.54	$ 2.54
Vested and expected to vest (in usd per share)	0
Vested and exercisable (in usd per share)	$ 0
Weighted Average Remaining Contractual Life
Outstanding	7 years 3 months 18 days	8 years 4 months 24 days
Aggregate Intrinsic Value
Outstanding	$ 0
Exercisable	0
Vested and expected to vest	0
Vested and exercisable	$ 0